Cash and Cash Equivalents and Deposits in Banks - Summary of Cash and Cash Equivalents and Deposits in Bank (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents
Cash	₩ 1,122	₩ 156
Demand deposits	3,540,475	4,217,943
Cash and cash equivalents	3,541,597	4,218,099	₩ 3,336,003	₩ 2,365,022
Deposits in banks
Deposits in banks, Time deposits	2,600	1,800
Deposits in banks, Restricted deposits	740,705	76,852
Deposits in banks	743,305	78,652
Non-current assets
Deposits in banks, Restricted deposits	₩ 11	₩ 11